Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Time charter revenues (service element included)	$246,670	$216,822	$224,191
Bareboat revenues	30,414	45,975	45,115
Total time charter and bareboat revenues	277,084	262,797	269,306
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	13,632	5,788	11,823
Total revenues	$290,716	$268,585	$281,129

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2024	$249,206
2025	205,864
2026	173,226
2027	71,040
2028 and thereafter	—
Total	$699,336

Schedule of maturity analysis of partnership's lease liabilities

(U.S. Dollars in thousands)
2024	1,100
2025	1,100
2026	92
2027	—
2028 and thereafter	—
Total	$2,292
Less imputed interest	166
Carrying value of operating lease liabilities	$2,126